CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 208,373,759	$ 32,698,390	¥ 227,004,137
Term deposits-current	95,635,500	15,007,297	130,498,000
Restricted cash	223,971,197	35,145,968	168,469,077
Short-term investments	773,678,455	121,407,032	745,608,877
Accounts receivable, net	268,557,176	42,142,481	101,320,063
Inventories	269,637,042	42,311,936	142,166,179
Prepayments and other current assets	56,061,263	8,797,236	32,832,088
Total current assets	1,895,914,392	297,510,340	1,547,898,421
Non-current assets
Term deposits-non-current	35,939,250	5,639,653
Property, plant and equipment, net	397,215,911	62,331,844	199,045,061
Intangible assets, net	3,668,189	575,619	5,607,101
Operating lease right-of-use assets	94,201,263	14,782,234	0
Land use rights, net			48,835,120
Deferred income tax assets	11,907,344	1,868,522	14,593,376
Other non-current assets	2,367,064	371,444	30,830,304
Total non-current assets	545,299,021	85,569,316	298,910,962
Total assets	2,441,213,413	383,079,656	1,846,809,383
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of VIE without recourse to the Company of RMB180,000,000 and RMB180,000,000 as of December 31, 2020 and 2021, respectively)	180,000,000	28,245,928	180,000,000
Notes payable (including notes payable of VIE without recourse to the Company were nil and RMB143,622,874 as of December 31, 2020 and 2021, respectively)	143,622,874	22,537,563
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB395,826,435 and RMB523,296,506 as of December 31, 2020 and 2021, respectively)	538,930,163	84,569,903	395,826,435
Income taxes payable (including income taxes payable of VIE without recourse to the Company of RMB14,355,462 and RMB14,718,748 as of December 31, 2020 and 2021, respectively)	17,601,525	2,762,063	14,555,094
Advances from customers (including advances from customers of VIE without recourse to the Company of RMB38,817,881 and RMB15,026,392 as of December 31, 2020 and 2021, respectively)	17,266,994	2,709,568	40,062,189
Deferred revenue-current (including deferred revenue-current of VIE without recourse to the Company of RMB21,155,634 and RMB32,757,740 as of December 31, 2020 and 2021, respectively)	32,757,740	5,140,404	21,155,634
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB160,532,008 and RMB181,985,323 as of December 31, 2020 and 2021, respectively)	198,904,558	31,212,466	171,657,604
Total current liabilities	1,129,083,854	177,177,895	823,256,956
Non-current liabilities
Deferred revenue-non-current (including deferred revenue non-current of VIE without recourse to the Company of RM4,176,458 and RMB10,693,692 as of December 31, 2020 and 2021, respectively)	10,693,692	1,678,074	4,176,458
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of RMB1,109,479 and RMB1,992,388 as of December 31, 2020 and 2021, respectively)	1,992,388	312,649	1,109,479
Operating lease liabilities (including operating lease liabilities of VIE without recourse to the Company were nil and RMB13,921,859 as of December 31, 2020 and 2021, respectively)	13,921,859	2,184,643	0
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB24,892,246 and RMB20,967,430 as of December 31, 2020 and 2021, respectively)	20,967,430	3,290,247	24,892,246
Total non-current liabilities	47,575,369	7,465,613	30,178,183
Total liabilities	1,176,659,223	184,643,508	853,435,139
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,855,403,759	291,153,338	1,801,940,071
Accumulated other comprehensive loss	(51,121,030)	(8,022,005)	(43,016,027)
Accumulated deficit	(539,827,893)	(84,710,776)	(765,648,302)
Total shareholders' equity	1,264,554,190	198,436,148	993,374,244
Total liabilities and shareholders' equity	2,441,213,413	383,079,656	1,846,809,383
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	89,038	13,972	87,300
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 10,316	$ 1,619	¥ 11,202